Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.93400%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$483,099.16

Principal:
Principal Collections	$13,232,751.66
Prepayments in Full	$4,210,144.12
Liquidation Proceeds	$2,066.64
Recoveries	$47,141.08
Sub Total	$17,492,103.50
Collections	$17,975,202.66

Purchase Amounts:
Purchase Amounts Related to Principal	$693,928.67
Purchase Amounts Related to Interest	$2,134.52
Sub Total	$696,063.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,671,265.85

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,671,265.85
Servicing Fee	$238,117.98	$238,117.98	$0.00	$0.00	$18,433,147.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,433,147.87
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,433,147.87
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,433,147.87
Interest - Class A-3 Notes	$28,387.60	$28,387.60	$0.00	$0.00	$18,404,760.27
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$18,187,960.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,187,960.27
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$18,099,946.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,099,946.94
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$18,036,804.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,036,804.94
Regular Principal Payment	$16,633,997.98	$16,633,997.98	$0.00	$0.00	$1,402,806.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,402,806.96
Residual Released to Depositor	$0.00	$1,402,806.96	$0.00	$0.00	$0.00
Total		$18,671,265.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,633,997.98
Total					$16,633,997.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,633,997.98	$36.84	$28,387.60	$0.06	$16,662,385.58	$36.90
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$16,633,997.98	$10.58	$396,342.93	$0.25	$17,030,340.91	$10.83

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$20,398,275.77	0.0451789	$3,764,277.79	0.0083373
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$234,488,275.77	0.1491855	$217,854,277.79	0.1386027

Pool Information
Weighted Average APR	2.245%	2.245%
Weighted Average Remaining Term	24.00	23.29
Number of Receivables Outstanding	28,069	27,204
Pool Balance	$285,741,579.79	$267,502,902.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$265,924,015.46	$249,290,017.48
Pool Factor	0.1663199	0.1557039

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$18,212,885.29
Targeted Overcollateralization Amount	$49,648,624.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,648,624.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$99,785.93
(Recoveries)		114	$47,141.08
Net Loss for Current Collection Period			$52,644.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2211%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7696%
Second Prior Collection Period			0.0608%
Prior Collection Period			0.2823%
Current Collection Period			0.2284%
Four Month Average (Current and Prior Three Collection Periods)			0.3353%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,937	$15,602,965.67
(Cumulative Recoveries)			$2,959,194.60
Cumulative Net Loss for All Collection Periods			$12,643,771.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7359%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,963.16
Average Net Loss for Receivables that have experienced a Realized Loss			$3,211.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.10%	218	$2,954,014.10
61-90 Days Delinquent	0.28%	46	$761,294.12
91-120 Days Delinquent	0.08%	12	$210,342.67
Over 120 Days Delinquent	0.37%	52	$1,002,042.97
Total Delinquent Receivables	1.84%	328	$4,927,693.86

Repossession Inventory:
Repossessed in the Current Collection Period		2	$21,009.43
Total Repossessed Inventory		21	$347,084.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3005%
Prior Collection Period			0.3527%
Current Collection Period			0.4044%
Three Month Average			0.3525%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7378%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer